General Information (Details)	Dec. 31, 2018 Number
Number of employees	8,797
Senior Executives [Member]
Number of employees	14
Managers and Deputy Managers [Member]
Number of employees	420
Other workers [Member]
Number of employees	8,363
Parent [Member]
Number of employees	372
Parent [Member] | Senior Executives [Member]
Number of employees	10
Parent [Member] | Managers and Deputy Managers [Member]
Number of employees	79
Parent [Member] | Other workers [Member]
Number of employees	283